Shareholder Report, Holdings (Details)	May 31, 2025
Fidelity Connecticut Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Fidelity Connecticut Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Connecticut Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Connecticut Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Connecticut Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Connecticut Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Connecticut Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Connecticut Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Connecticut Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Connecticut Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Connecticut Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Connecticut Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Connecticut Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity New Jersey Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Fidelity New Jersey Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity New Jersey Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity New Jersey Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity New Jersey Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity New Jersey Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity New Jersey Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity New Jersey Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Fidelity New Jersey Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity New Jersey Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New Jersey Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Jersey Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%